Impairment Tests - Additional Information (Detail)	6 Months Ended		12 Months Ended	13 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 SegmentUnit
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 0	$ 0
Number of cash generating unit | SegmentUnit				1
Right-of-Use Asset
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets			$ 500,000